Consolidated Statements of Cash Flows - Schedule of Consolidated Statement of Cash Flows (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	CAD 244	CAD (93)
Due from related parties	40	(27)
Materials and supplies	2
Prepaid expenses and other assets	12	(13)
Accounts payable	(26)	39
Accrued liabilities	(27)	(35)
Due to related parties	(95)	(3)
Accrued interest	(4)
Long-term accounts payable and other liabilities		(3)
Post-retirement and post-employment benefit liability	41	80
Changes in non-cash balances related to operations, Total	187	(55)
Capital Expenditures
Capital investments in property, plant and equipment	(1,622)	(1,511)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	28	30
Capital expenditures - property, plant and equipment	(1,594)	(1,481)
Capital investments in intangible assets	(40)	(19)
Net change in accruals included in capital investments in intangible assets	3	(4)
Capital expenditures - intangible assets	(37)	(23)
Supplementary Information
Net interest paid	416	412
Income taxes / PILs paid	CAD 2,928	CAD 86